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WSTCM CREDIT SELECT RISK-MANAGED FUND
WSTCM CREDIT SELECT RISK-MANAGED FUND
Updated Fund Performance

The information under the heading “Performance Summary” in the Prospectus is hereby updated as follows:

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, and since inception compare with those of a broad-based securities market index. The bar chart and table show the performance of the Fund’s Institutional Shares. The Fund’s Investor Shares would have substantially similar annual returns and would differ only to the extent the Investor Shares have different expenses. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-515-4626 or by visiting www.wstcmfunds.com.

WSTCM Credit Select Risk-Managed Fund Institutional Shares Calendar Year Returns

The year-to-date return of the Fund’s Institutional Shares through March 31, 2024 is 1.30%.

Quarterly Returns During This Time Period

Highest: 5.07% (quarter ended December 31, 2023)

Lowest: -1.59% (quarter ended March 31, 2022)

Average Annual Total Returns for Periods Ended December 31, 2023
Average Annual Total Returns - WSTCM CREDIT SELECT RISK-MANAGED FUND	Label	1 Year	5 Years	Since Inception	Inception Date
WSTCM Credit Select Risk-Managed Fund Institutional Shares	Return Before Taxes	5.98%	4.46%	3.81%	Sep. 30, 2014
WSTCM Credit Select Risk-Managed Fund Institutional Shares | After Taxes on Distributions		3.84%	3.11%	2.40%
WSTCM Credit Select Risk-Managed Fund Institutional Shares | After Taxes on Distributions and Sales		3.50%	2.86%	2.31%
WSTCM Credit Select Risk-Managed Fund Investor Shares	Return Before Taxes	5.45%	4.08%	3.50%	Sep. 30, 2014
Bloomberg U.S. Corporate High Yield Bond Index		13.45%	5.37%	4.59%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Shares only and after-tax returns for Investor Shares will vary.

This supplement provides new and updated information about the Fund beyond that contained in the Fund’s Prospectus and SAI. The Fund’s Prospectus and SAI, each dated December 29, 2023 (as each may be supplemented from time to time), have been filed with the Securities and Exchange Commission and are incorporated herein by reference. If you have any questions regarding the Fund or to obtain a copy of the Fund’s Prospectus or SAI without charge, please call the Fund at (866) 515-4626.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE